Expense Example - FidelityFlexConservativeIncomeBondFund-PRO - FidelityFlexConservativeIncomeBondFund-PRO - Fidelity Flex Conservative Income Bond Fund - Fidelity Flex Conservative Income Bond Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	none
3 years	4
5 years	9
10 years	$ 23